Right of use asset and lease liability - Narrative (Details)			12 Months Ended
	Apr. 01, 2022	Nov. 01, 2021	Jun. 30, 2022
Leased Office At Vancouver
Disclosure of quantitative information about right-of-use assets [line items]
Lease term		3 years
Right of use asset is being amortization period			3 years
Leased Office At El Dorado, Arkansas, USA
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	2 years
Right of use asset is being amortization period			2 years